February 6, 2004


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

         RE: The Gabelli U.S. Treasury Money Market Fund Inc. (the "Fund") FILE NOS. 33-48220/811-6687

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-named Fund does not differ from that contained in Post-Effective Amendment No. 15 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on February 6, 2004 (Accession # 0000935069-04-000154).

Should you have any comments on this filing,  please contact the  undersigned at
(617) 338-4352.

Sincerely,


/S/ JESSE LYNCH
Jesse Lynch
Regulatory Administrator


cc:      B. Alpert
         M. McKee
         D. Schloendorn
         T. Hamlin